                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               -------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.
Title:   President
Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ John D. Doyle, Jr.                   Lynchburg, VA           07/05/2011
--------------------------------
[Signature]                              [City, State]             [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          84

Form 13F Information Table Value Total:     125,758
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                              TITLE OF             VALUE     SHRS OR                  INVESTMENT   VOTING  AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP   (X $1000)   PM AMT   SH/PRN PUT/CALL DISCRETION    SOLE    SHARED   NONE
---------------------------- --------- --------- --------- ---------- ------ -------- ---------- --------- --------- ----
ABB Ltd                      common    000375204      403      15,525                    Sole       15,525
Abbott Labs                  common    002824100    2,762      52,492                    Sole       52,492
Altria                       common    02209S103      214       8,097                    Sole        8,097
A T & T                      common    00206R102    1,174      37,378                    Sole       37,378
A T & T Pfd 6.375%           preferred 00211G208    1,177      44,000                    Sole       44,000
Bank of America              common    060505104      575      52,449                    Sole       52,449
BB&T                         common    054937107      799      29,766                    Sole       29,766
Becton Dickinson             common    075887109      733       8,502                    Sole        8,502
Berkshire Hathaway Class B   common    084670108      861      11,125                    Sole       11,125
BHP Billiton                 common    088606108    2,435      25,729                    Sole       25,729
Boeing                       common    097023105      768      10,390                    Sole       10,390
BP PLC                       common    055622104      607      13,705                    Sole       13,705
Canadian Natl Railway        common    136375102      759       9,500                    Sole        9,500
Caterpillar                  common    149123101      858       8,060                    Sole        8,060
Chevron Corp                 common    166764100    2,526      24,558                    Sole       24,558
Cisco                        common    17275R102      690      44,213                    Sole       44,213
Coca-Cola                    common    191216100      467       6,945                    Sole        6,945
Conoco Phillips              common    20825C104    3,440      45,750                    Sole       45,750
Consolidated Edison          common    209115104      221       4,150                    Sole        4,150
Corning Inc                  common    219350105      248      13,650                    Sole       13,650
Covidien PLC                 common    G2554F113      383       7,200                    Sole        7,200
CSX                          common    126408103      361      13,753                    Sole       13,753
CVS/Caremark                 common    126650100    2,147      57,135                    Sole       57,135
Deere & Co                   common    244199105    2,269      27,525                    Sole       27,525
Developers Diversified Rlty  common    251591103      349      24,775                    Sole       24,775
Devon Energy                 common    25179M103      841      10,675                    Sole       10,675
Dominion Resources           common    25746U109    2,203      45,639                    Sole       45,639
DuPont                       common    263534109    2,341      43,304                    Sole       43,304
EMC                          common    268648102      961      34,900                    Sole       34,900
Emerson                      common    291011104      211       3,751                    Sole        3,751
Exxon- Mobil                 common    30231G102    8,440     103,705                    Sole      103,705
Fedex Corp                   common    31428X106    1,729      18,226                    Sole       18,226
GE                           common    369604103    3,553     188,382                    Sole      188,382
Health Care REIT             common    42217K106      426       8,125                    Sole        8,125
Hewlett Packard              common    428236103      717      19,697                    Sole       19,697
Honeywell                    common    438516106    2,542      42,650                    Sole       42,650
Illinois Tool Works          common    452308109    1,871      33,125                    Sole       33,125
Intel                        common    458140100      268      12,100                    Sole       12,100
International Bus. Mach.     common    459200101    4,723      27,531                    Sole       27,531
ishares Barclay Aggregate Bd common    464287226    2,904      27,225                    Sole       27,225
ishares Emerging Markets     common    464287234    1,090      22,900                    Sole       22,900
ishares Financial Sec Index  common    464287788    1,021      18,125                    Sole       18,125
ishares Healthcare Ind       common    464287762    1,024      13,875                    Sole       13,875
ishares Lehman 1-3 yr Trs    common    464287457      472       5,600                    Sole        5,600
ishares Midcap 400 Index     common    464287507    1,229      12,575                    Sole       12,575
ishares Preferred Index      preferred 464288687    1,736      43,775                    Sole       43,775

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
isjares Regional Bank Index  common    464288778      442      19,050                    Sole       19,050
ishares S&P Natl Muni        common    464288414      431       4,160                    Sole        4,160
ishares Technology Index     common    464287721      866      13,325                    Sole       13,325
Johnson & Johnson            common    478160104    2,731      41,061                    Sole       41,061
Kimberly Clark               common    494368103    1,945      29,225                    Sole       29,225
Lincoln Natl Corp            common    534187109      626      21,976                    Sole       21,976
3M                           common    604059105    2,107      22,218                    Sole       22,218
McKesson Corp                common    58155Q103    1,177      14,065                    Sole       14,065
Medco Health Solutions       common    58405U102      981      17,360                    Sole       17,360
Miscrosoft                   common    594918104    1,112      42,768                    Sole       42,768
Nextera Energy               common    65339F101      825      14,350                    Sole       14,350
Nike                         common    654106103      795       8,840                    Sole        8,840
Norfolk Southern             common    655844108    2,593      34,602                    Sole       34,602
Nuveen Municipal Value       common    670928100    2,008     216,856                    Sole      216,856
Panera Bread                 common    69840W108      535       4,260                    Sole        4,260
PepsiCo                      common    713448108    4,971      70,585                    Sole       70,585
Philip Morris Intl           common    718172109      475       7,111                    Sole        7,111
Plum Creek Timber            common    729251108      744      18,350                    Sole       18,350
Powershares QQQ Trust        common    73935A104    1,044      18,300                    Sole       18,300
Praxair                      common    74005P104    2,382      21,980                    Sole       21,980
Procter & Gamble             common    742718109    6,110      96,120                    Sole       96,120
Progress Energy              common    743263105      730      15,212                    Sole       15,212
SPDR Energy Sector           common    81369Y506      251       3,325                    Sole        3,325
SPDR Financial Sector        common    81369Y605      952      62,000                    Sole       62,000
SPDR Short Term Muni Bd      common    78464A425      570      23,500                    Sole       23,500
SPDR Tr I Unit Ser 1         common    78462F103      672       5,094                    Sole        5,094
Southern Co                  common    842587107    1,474      36,513                    Sole       36,513
Stellarone Corp              common    85856G100      224      18,491                    Sole       18,491
SunTrust Bank                common    867914103      245       9,510                    Sole        9,510
Teva Pharmacutical           common    881624209    1,260      26,135                    Sole       26,135
Union Pacific                common    907818108      292       2,800                    Sole        2,800
United Parcel Service        common    911312106      917      12,575                    Sole       12,575
United Technologies          common    913017109    5,216      58,933                    Sole       58,933
Vanguard Div Apprec ETF      common    921908844    3,385      60,455                    Sole       60,455
Ventas                       common    92276F100    2,674      50,725                    Sole       50,725
Verizon                      common    92343V104    3,815     102,469                    Sole      102,469
Wells Fargo                  common    949746101      282      10,038                    Sole       10,038
Whiting Petroleum            common    966387102      371       6,525                    Sole        6,525
                                                  125,758   2,573,119                            2,573,119